Convertible redeemable preferred shares	12 Months Ended
Mar. 31, 2023
Statement of Stockholders' Equity [Abstract]
Convertible redeemable preferred shares
20.	Convertible redeemable preferred shares
The Company issued several series of convertible redeemable preferred shares in previous years. Upon the completion of the IPO, all series of redeemable convertible preferred shares of the Company were converted and designated as Class A ordinary shares (Note 19).

The Company classified the Preferred Shares in the mezzanine section of the Consolidated Balance Sheets because they were contingently redeemable upon the occurrence of an event outside of the Company’s control (e.g. the Company not achieving a Qualified IPO before the Optional Redemption Date). The Preferred Shares were determined to be mezzanine equity with no embedded feature to be bifurcated and no BCF to be recognized. The Preferred Shares were
initially recorded at their respective issuance date fair value, net of issuance cost.
Since the Preferred Shares bec
a
me redeemable at the option of the holder at any time after the Optional Redemption Date, for each reporting period, the Company accreted the carrying amount of the Preferred Shares to the higher of (1) the fair market value of the Preferred Shares on the reporting date, or (2) the result of using effective interest rate method to accrete the Preferred Shares to the redemption prices on the Optional Redemption Date that were calculated with pre-determined
formulas (e.g., for Series A Preferred Shares, such redemption price shall be 180% of the issue price). While all Preferred Shares were automatically converted upon a Qualified IPO, the effectiveness of a Qualified IPO was not within the control of the Company and was
not deemed probable to occur for accounting purposes until the effective date of the Qualified IPO. As such, the Company continued to recognize accretion of the Preferred Shares until the completion of the IPO on October 2, 2020 when all of the Preferred Shares of the Company were converted to ordinary shares. The accretion of the Preferred Shares was
RMB-121 million
(US$-18million), nil and nil for the years ended March 31, 2021, 2022 and 2023.